Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net
Intangible Assets, Net consists of the following:

	December 31,
	2023	2022
Finite-Lived Intangible Assets/Contractual Rights	$1,769,372	$1,745,376
Accumulated Amortization	(1,568,164)	(1,528,089)

Intangible Assets, Net	$201,208	$217,287

Changes in Partnership's Intangible Assets, Net
Changes in Blackstone’s Intangible Assets, Net consists of the following:

	Year Ended December 31,
	2023	2022	2021
Balance, Beginning of Year	$217,287	$284,384	$347,955
Amortization Expense	(40,075)	(67,097)	(74,871)
Acquisitions	23,996	—	11,300

Balance, End of Year	$201,208	$217,287	$284,384